Bitwise Bitcoin Strategy Optimum Roll ETF
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 58.4%
U.S. Treasury Bill, 5.28%, 4/16/2024
(a)
(Cost $7,982,479) ........................................................... $ 8,000,000 $ 7,982,451
Shares
Money Market Funds – 20.1%
DWS Government Money Market Series Institutional, 5.25%
(b)
(Cost $2,740,073) ........................................................... 2,740,073 2,740,073
Total Investments – 78.5%
(Cost $10,722,552) .......................................................................... $ 10,722,524
Other Assets in Excess of Liabilities – 21.5% ........................................................ 2,939,395
Net Assets – 100.0% .......................................................................... $ 13,661,919
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of March 31, 2024.
At March 31, 2024, open Futures Contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
†
CME Bitcoin Futures .............................. 38 $ 13,590,700 4/26/24 $ 2,180,679
CME Micro Bitcoin Futures ......................... 21 150,213 4/26/24 14,432
Total net unrealized appreciation $ 2,195,111
†
Cash in the amount of $730,323 has been pledged as collateral for open Futures Contracts as of March 31, 2024.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ............................................................................... 58.4%
Money Market Funds ............................................................................. 20.1%
Total Investments ................................................................................ 78.5%
Other Assets in Excess of Liabilities .................................................................. 21.5%
Net Assets ..................................................................................... 100.0%